INCOME TAX (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAX
Outside China areas	$ (985,906)	¥ (6,440,586)	¥ (7,624,668)
China	(566,276)	(3,699,278)	904,020
Loss before income tax	$ (1,552,182)	¥ (10,139,864)	¥ (6,720,648)